NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

001-34919

[redacted]

10013809

October 20, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sumitomo Mitsui Financial Group, Inc., American Depositary Shares (each American Depositary Share representing 1/5th of the registrant's common stock) and Common stock, without par value (application for the Common stock is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 20-F received on October 20, 2010. Tentative listing date – November 1, 2010.

Sincerely,

EM